Provision for post-employment benefits - Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI) (Detail) - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of net defined benefit (liability) asset
Service cost	[1]	£ 12.9	£ 12.0	[2]	£ 9.4	[2]
Administrative expenses		1.9	2.2	[2]	2.4	[2]
Charge to operating profit		14.8	14.2	[2]	11.8	[2]
Net interest expense on pension plans		3.5	3.6	[2]	5.4	[2]
Charge to profit before taxation for defined benefit plans		18.3	17.8	[2]	17.2	[2]
Actuarial (loss)/gain recognised in OCI	[3]	(36.6)	8.9		17.0
Post employment pension other comprehensive income [member]
Disclosure of net defined benefit (liability) asset
Return on plan assets (excluding interest income)		16.7	(43.9)		13.4
Changes in demographic assumptions underlying the present value of the plan liabilities		5.9	3.8		12.7
Changes in financial assumptions underlying the present value of the plan liabilities		(64.3)	45.2		(17.0)
Experience gain arising on the plan liabilities		5.1	3.8		7.9
Actuarial (loss)/gain recognised in OCI		£ (36.6)	£ 8.9		£ 17.0

[1]	Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[3]	Figures have been restated, as described in the accounting policies.